Business Segments Information (Business Segments Financial Information) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Intersegment Sales	$ 715	$ 656	$ 583
Depreciation and Amortization Expense	867	816	727
Capital Expenditures	647	524	531
Process Management [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	7	3	2
Depreciation and Amortization Expense	198	183	166
Capital Expenditures	194	105	100
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	640	570	499
Depreciation and Amortization Expense	148	150	143
Capital Expenditures	138	114	99
Network Power [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	24	31	16
Depreciation and Amortization Expense	286	205	155
Capital Expenditures	99	103	100
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	42	46	43
Depreciation and Amortization Expense	138	148	138
Capital Expenditures	120	104	83
Tools And Storage [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	2	6	23
Depreciation and Amortization Expense	57	95	96
Capital Expenditures	35	57	64
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization Expense	40	35	29
Capital Expenditures	$ 61	$ 41	$ 85